Investment - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Balance sheet data:
Current assets	¥ 469,712		¥ 166,559		$ 67,470
Non-current assets	862,552		608,712		123,898
Current liabilities	280,790		5,262		40,333
Non-current liabilities	15,610		4,320		2,242
Redeemable preferred shares	870,001				$ 124,968
Operating data:
Revenues	970,017	$ 139,334	24,073	¥ 53,175
Gross profit	223,883	32,159	12,830	43,947
Operating (loss) income	(66,751)	(9,588)	29,066	(2,372)
Net income (loss)	¥ (78,146)	$ (11,225)	¥ 25,301	¥ 5,849